Related Party Transactions (Details) - Schedule of Due to Related Parties - Related Party [Member] - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 108,064	$ 297,559
Mr. Mei Kanayama [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Total due to related parties	105,356	63,916
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 2,708	$ 233,643